Related parties - (Schedule of information about key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 9,915	$ 10,283
Post-employment benefits	959	837
Termination benefits	2,287	0
Long-term share-based awards	6,646	6,737
Total key management personnel compensation	$ 19,807	$ 17,857